Interest and other income - Summary of Interest and Other Income (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income		$ 1,046	$ 511	$ 679
Dividend income (from investments in equity securities)		216	91	22
Net gains on sale and revaluation of non-current assets and businesses		642	5,995	286
Net foreign exchange (losses)/gains on financing activities		(340)	118	(391)
Other	$ (36)	(649)	341	273
Interest and other income, of which:		$ 915	$ 7,056	$ 869